Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The Company has established a number of share-based incentive plans for current employees, directors and others, which include Share Appreciation Rights ("SARs"), 2013 Share Option Plan (the "2013 Plan"), 2021 Share Option Plan (the "2021 Plan"), Restricted Stock Units ("RSUs"), 2021 Employee Stock Purchase Plan (the "ESPP"),  and Warrants.
2013 Share Option Plan
The holders of Legacy Rockley options under the 2013 Share Option Plan (the "2013 Plan") continue to hold such options and such options remain subject to the same vesting, exercise and other terms and conditions. In connection with the Business Combination, the holders of Legacy Rockley options may exercise their options to purchase a number of ordinary shares equal to the number of shares of Legacy Rockley ordinary shares subject to such Legacy Rockley options multiplied by the Exchange Ratio of 2.4835 (rounded down to the nearest whole share) at an exercise price per share divided by the Exchange Ratio (rounded to the nearest whole cent). The information presented herein is as if the exchange of stock options occurred as of the earliest period presented.
As of March 31, 2022, there were no shares available for grant. Any new grants will become available for issuance under the 2021 Plan.
The following table summarizes the stock option activity related to the 2013 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share

Options outstanding at December 31, 2021	15,381,736	$2.00
Granted	—	$—
Exercised	(789,809)	$0.77
Forfeited	(64,999)	$3.98
Options outstanding at March 31, 2022	14,526,928	$2.06
Options exercisable at March 31, 2022	12,185,463	$1.79
2021 Share Option Plan
On March 31, 2021, the Board approved the 2021 Plan. The purpose of the 2021 Plan is to attract, retain, incentivize and reward top talent through stock ownership, to improve operating and financial performance and strengthen the mutuality of interest between eligible service providers and shareholders.
As of March 31, 2022, there were 14,969,261 shares authorized for issuance under the Plan, of which 9,783,953 shares were available for grant.
The following table summarizes the stock option activity related to the 2021 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share

Options outstanding at December 31, 2021	1,013,480	$15.84
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Options outstanding at March 31, 2022	1,013,480	$15.84
Options exercisable at March 31, 2022	152,902	$15.84
Restricted Stock Units
In 2021, the Company granted restricted RSUs to employees. Each award will vest based on continued service which is generally over a four-year period. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period. The fair value of RSUs was estimated on the date of grant based on the fair value of the Company’s ordinary shares.
Employee RSUs activity for the year ended March 31, 2022 was as follows:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2021	4,154,508	$6.71
Granted	488,702	$4.08
Vested	(447,428)	$7.03
Forfeited	(23,954)	$7.07
Outstanding at March 31, 2022	4,171,828	$6.36
2021 Employee Stock Purchase Plan
On October 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the "ESPP"), which became effective on December 1, 2021. The ESPP is more fully described in Note 12 of the "Notes to Consolidated Financial Statements" to its Annual Report on Form 10-K for the year ended December 31, 2021.
As of March 31, 2022, 1,526,239 shares were available for issuance under the ESPP. The initial offering period for the ESPP is one year, commencing on December 1, 2021 and ending on November 30, 2022. As of the March 31, 2022, no shares of the Company's ordinary shares have been purchased or distributed pursuant to the ESPP.
Stock-based compensation expense
The following table summarizes our stock-based compensation expense for all equity arrangements and is included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$508	$268
Research and development	2,672	1,048
Selling, general and administrative	849	409
Total stock-based compensation expense	$4,029	$1,725
As of March 31, 2022, there was approximately of $38.1 million of total unrecognized stock based compensation expenses related to our equity awards, which is expected to be recognized over a weighted average period of 1.4 years.
Performance Options
In 2019, the Company granted performance-based options to certain individuals with conditions that include specific sales and fundraising targets. For the three months ended March 31, 2022 and 2021, we recognized a total expense of $0.1 million and $0.1 million in relation to the performance-based options. As of March 31, 2022 and December 31, 2021, there were approximately $0.8 million and $0.9 million of unrecognized stock-based compensation expense related to the performance-based options. As of March 31, 2022, no additional performance-based awards were granted.
Warrants
In connection with the Business Combination on August 11, 2021, all outstanding warrants of Legacy Rockley were exercised on a cashless basis and converted into the right to receive 1.8 million ordinary shares of the Company, with a fair value of $18.1 million.
Stock-Based Compensation
The Company has established a number of share-based incentive plans for current employees, directors and others, which include Share Appreciation Rights ("SARs"), 2013 Share Option Plan (the "2013 Plan"), 2021 Share Option Plan (the "2021 Plan"), Restricted Stock Units ("RSUs"), 2021 Employee Stock Purchase Plan (the "ESPP"),  and Warrants.
Share Appreciation Rights
As of December 31, 2021, there were no SARs outstanding. As of December 31, 2020, there were 30,000 SARs outstanding at an exercise price of $0.00001 per share. In connection with the Business Combination on August 11, 2021, the liability associated with outstanding SARs was settled with a cash payment of $0.7 million.
2013 Share Option Plan
The holders of Legacy Rockley options under the 2013 Plan continue to hold such options and such options remain subject to the same vesting, exercise and other terms and conditions. In connection with the Business Combination, the holders of Legacy Rockley options may exercise their options to purchase a number of ordinary shares equal to the number of Legacy Rockley ordinary shares subject to such Legacy Rockley options multiplied by the Exchange Ratio of 2.4835 (rounded down to the nearest whole share) at an exercise price per share divided by the Exchange Ratio (rounded to the nearest whole cent). The information presented herein is as if the exchange of stock options occurred as of the earliest period presented.
As of December 31, 2021, there were no options available for grant. Any new grants will become available for issuance under the 2021 Plan.
The following table summarizes the stock option activity related to the 2013 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value[4]
				(In thousands)
Options outstanding at December 31, 2019	14,663,610	$4.05	6.94	$54,100
Granted	5,782,544	$8.67
Exercised	(19,404)	$5.36
Forfeited	(2,052,583)	$8.62
Expired	(475,548)	$6.92
Options outstanding at December 31, 2020	17,898,619	$4.94	6.75	$110,552
Granted	—	$—
Exercised	(1,557,214)	$0.60
Forfeited	(912,912)	$4.07
Expired	(46,757)	$3.08
Options outstanding at December 31, 2021	15,381,736	$2.00	5.83	$36,093
Options exercisable at December 31, 2021	12,546,315	$1.68	5.25	$33,464
[4] The aggregated intrinsic value represents the difference between the exercise price and the closing stock price of $4.35 for the Company’s ordinary shares on December 31, 2021.
2021 Share Option Plan
On March 31, 2021, the Board approved the 2021 Plan. The purpose of the 2021 Plan is to attract, retain, incentivize and reward top talent through stock ownership, to improve operating and financial performance and strengthen the mutuality of interest between eligible service providers and shareholders.
As of December 31, 2021, there were 15,375,644 shares authorized for issuance under the Plan, of which 10,207,656 shares were available for grant.
The following table summarizes the stock option activity related to the 2021 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Options outstanding at December 31, 2020	—	$—	0.00	—
Granted	1,013,480	$15.84
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—
Options outstanding at December 31, 2021	1,013,480	$15.84	9.61	$11,645
Options exercisable at December 31, 2021	81,538	$15.84	9.61	$937
Restricted Stock Units
During the year ended December 31, 2021, the Company granted restricted RSUs to employees. Each award will vest based on continued service which is generally over a four-year period. The grant date fair value of the award will be recognized as stock-based compensation expense over the requisite service period. The fair value of RSUs was estimated on the date of grant based on the fair value of the Company’s ordinary shares.
Employee RSUs activity for the year ended December 31, 2021 was as follows:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Outstanding at December 31, 2020	—	$—	0.00	$—
Granted	4,181,607	$6.71
Exercised	(24,668)	$7.07
Forfeited	(2,431)	$7.07
Expired	—	$—
Outstanding at December 31, 2021	4,154,508	$6.71	1.76	$18,072
2021 Employee Stock Purchase Plan
On October 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the "ESPP"), which became effective on December 1, 2021. The purpose of the ESPP is to provide eligible employees with an opportunity to purchase shares of our ordinary shares at a discounted price through payroll deductions with the goal of enhancing employees' sense of participation in the Company and further align employee interests with those of the Company's shareholders.
Under the ESPP, eligible employees may purchase shares of Company ordinary shares through payroll deductions of between 1% to 15% of after-tax compensation each pay period, with a maximum participation of $25,000 annually. The shares are purchased at the end of each six-month offering period at a 15% discount from the closing market price as reported on the New York Stock Exchange on the last trading day of the offering period.
Subject to adjustments provided in the ESPP, the maximum number of ordinary shares available for purchase under the ESPP is 1,526,239 plus an annual increase to be added on the first day of each of the Company’s fiscal years for a period of up to 10 years, beginning with the fiscal year that begins on January 1, 2022, equal to the least of (i) 1% of the outstanding shares on such date, (ii) 7,631,196 shares, or (iii) a lesser amount determined by the Board. As of December 31, 2021, 1,526,239 shares were available for issuance under the ESPP.
The initial offering period for the ESPP is one year, commencing on December 1, 2021 and ending on November 30, 2022. As of the date of this report, no shares of the Company's ordinary shares have been purchased or distributed pursuant to the ESPP.
The assumptions that the Company used in the Black-Scholes option-pricing model to determine the fair value of the purchase rights under the ESPP for the year ended December 31, 2021, were as follows:

Year Ended December 31, 2021
Expected term (in years)	0.5-1.0
Expected volatility (%)	54%
Risk-free interest rate (%)	0.10 - 0.25
Dividend yield	—
Stock-based compensation expense
The following table summarizes our stock-based compensation expense for all equity arrangements and is included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$1,825	$2,271
Research and development	7,182	4,313
Selling, general, and administrative	3,006	1,459
Total stock-based compensation expense	$12,013	$8,043
As of December 31, 2021 and 2020, there was approximately $40.5 million and $19.5 million, respectively of total unrecognized stock based compensation expense related to our equity awards, which is expected to be recognized over a weighted average period of 1.5 years and 1.4 years, respectively.
Performance Awards
For the years December 31, 2021 and 2020, we recognized a total expense of $0.3 million and $0.2 million respectively in relation to the performance-based options. As of December 31, 2021 and 2020, there were approximately $0.9 million and $1.2 million of unrecognized stock-based compensation expense related to the performance-based awards. During the year ended December 31, 2021, no additional performance-based awards were granted.
Valuation of Stock Options
The fair values of options granted during the period were determined using a Black-Scholes option pricing model. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, risk-free interest rate and expected dividends.
We estimated expected volatility based on historical data of the price of our ordinary shares over the expected term of the options. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on guidelines provided in U.S. SEC Staff Accounting Bulletin No. 110 and represents the average of the vesting tranches and contractual terms. The risk-free rate assumed in valuing the options is based on the U.S. Treasury rate in effect at the time of grant for the expected term of the option. We do not anticipate paying any cash dividends in the foreseeable future and, therefore, used an expected dividend yield of zero in the option pricing model. Stock-based compensation awards (i.e. options and RSUs) are amortized on over a four-year period with 25% cliff vest at the first year anniversary of the grant and ratably over the next three years. We made an accounting policy election to account for forfeitures in the period they occur.
The weighted average assumptions used to value the grants are as follows:

	Years Ended December 31,
	2021	2020
Expected term (in years)	6.05	4.86 - 6.25
Expected volatility (%)	53.0	50.29 - 52.45
Risk-free interest rate (%)	0.96	0.30 - 1.75
Dividend yield	—	—
Warrants
During the year ended December 31, 2020, Legacy Rockley issued warrants to intermediaries for introducing new investors related to equity financings. In connection with the Business Combination on August 11, 2021, all outstanding warrants of Legacy Rockley were exercised on a cashless basis and converted into the right to receive 1.8 million ordinary shares of the Company, with a fair value of $18.1 million.